July 3, 2013

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Municipal Funds, Inc.

-Dreyfus AMT-Free Municipal Bond Fund

-Dreyfus High Yield Municipal Bond Fund
 1933 Act File No.: 33-42162
 1940 Act File No.: 811-6377
 CIK No.: 0000878092

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 42 to the Registration Statement, electronically filed with the Securities and Exchange Commission on June 26, 2013 for the above referenced Funds.

Please address any comments or questions to my attention at 212-922-6850.

Sincerely,

/s/ Faria Adam
Faria Adam
Paralegal